Borrowings and Lines of Credit Borrowings and Lines of Credit (LT Debt Narrative) (Details) € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2014
Debt Instrument [Line Items]
Long Term Debt Remarketing, Proceeds	$ 1,100
Long Term Debt Remarketing, Number of Shares Issued | shares	11.3	11.3
Debt Percentage Bearing Variable Interest Rate	5.00%	5.00%	4.00%
Notes 4.150% Due 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 04, 2015	May 04, 2015
Proceeds from Issuance of Debt	$ 850
Notes 4.875% Due 2015 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	May 01, 2015	May 01, 2015
Repayments of Debt	$ 1,200
LIBOR plus 0.500% floating rate notes due 2015
Debt Instrument [Line Items]
Repayment of Debt, Date	Jun. 01, 2015	Jun. 01, 2015
Repayments of Debt	$ 500
Junior Subordinated Notes 1.550% Due 2022 [Member]
Debt Instrument [Line Items]
Remarketing of Debt Instrument, Date	May 04, 2015	May 04, 2015
Junior subordinated notes 1.778% due 2018 [Member]
Debt Instrument [Line Items]
Remarketing of Long Term Debt, Date Proceeds Received	Aug. 03, 2015	Aug. 03, 2015
Long Term Debt Remarketing, Proceeds	$ 1,100
Long Term Debt Remarketing, Number of Shares Issued | shares	11.3	11.3
Notes 1.250% due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 22, 2015	May 22, 2015
Proceeds from Issuance of Debt | €		€ 750